Financial assets at fair value through other comprehensive income - Summary of changes in fair value through other comprehensive income financial assets (Details) - Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] - EUR (€)
€ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 35,895	€ 34,468	€ 34,468
Additions	9,381	16,949
Amortisation	(7)	(9)
Transfers and reclassifications	(16)	(107)
Changes in unrealised revaluations	(685)	237
Impairments	(1)	(2)
Reversals of impairments	1	(4)
Disposals and redemptions	(11,802)	(14,571)
Exchange rate differences	247	(1,070)
Changes in the composition of the group and other changes	2	2
Financial assets	33,016		35,895
Equity securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	1,862	2,306	2,306
Additions	504	13
Transfers and reclassifications	(16)	(107)
Changes in unrealised revaluations	9	(283)
Disposals and redemptions	(1)	(13)
Exchange rate differences	76	(53)
Changes in the composition of the group and other changes	0	0
Financial assets	2,434		1,862
Debt instruments [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	34,033	32,163	32,163
Additions	8,877	16,936
Amortisation	(7)	(9)
Changes in unrealised revaluations	(694)	520
Impairments	(1)	(2)
Reversals of impairments	1	(4)
Disposals and redemptions	(11,800)	(14,557)
Exchange rate differences	171	(1,017)
Changes in the composition of the group and other changes	2	€ 2
Financial assets	€ 30,582		€ 34,033